CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - CNY (¥)	Share capital	Treasury shares	Other reserves	Accumulated losses	Attributable to owners of the Company	Non-controlling interests	Total
Balance at the beginning at Dec. 31, 2019	¥ 469,000	¥ (41,000)	¥ 789,285,000	¥ (242,232,000)	¥ 547,481,000	¥ 43,117,000	¥ 590,598,000
Comprehensive loss
Loss for the year				(235,479,000)	(235,479,000)	(11,426,000)	(246,905,000)
Currency translation differences			(731,000)		(731,000)		(731,000)
Total comprehensive loss for the year			(731,000)	(235,479,000)	(236,210,000)	(11,426,000)	(247,636,000)
Transactions with owners
Transfer to statutory reserve			194,000	(194,000)
Transactions with non-controlling shareholders			2,640,000		2,640,000	(5,000)	2,635,000
Share-based payment			78,967,000		78,967,000		78,967,000
Business combinations						32,669,000	32,669,000
Disposal of a subsidiaries						(28,579,000)	(28,579,000)
Dividend to non-controlling shareholders						(936,000)	(936,000)
Share repurchase		(1,982,000)			(1,982,000)		(1,982,000)
Total transactions with owners		(1,982,000)	81,801,000	(194,000)	79,625,000	3,149,000	82,774,000
Balance at the end at Dec. 31, 2020	469,000	(2,023,000)	870,355,000	(477,905,000)	390,896,000	34,840,000	425,736,000
Comprehensive loss
Loss for the year	0	0	0	(586,619,000)	(586,619,000)	(82,897,000)	(669,516,000)
Currency translation differences			574,000		574,000		574,000
Total comprehensive loss for the year			574,000	(586,619,000)	(586,045,000)	(82,897,000)	(668,942,000)
Transactions with owners
Transactions with non-controlling shareholders			3,020,000		3,020,000	(1,586,000)	1,434,000
Share-based payment			35,462,000		35,462,000		35,462,000
Business combinations						163,000	163,000
Disposal of a subsidiaries						20,840,000	20,840,000
Dividend to non-controlling shareholders						(1,115,000)	(1,115,000)
Total transactions with owners			38,482,000		38,482,000	18,302,000	56,784,000
Balance at the end at Dec. 31, 2021	469,000	(2,023,000)	909,411,000	(1,064,524,000)	(156,667,000)	(29,755,000)	(186,422,000)
Comprehensive loss
Loss for the year				(76,247,000)	(76,247,000)	141,000	(76,106,000)
Currency translation differences			(665,000)		(665,000)		(665,000)
Total comprehensive loss for the year			5,299,000	(76,247,000)	(70,948,000)	141,000	(70,807,000)
Revaluation of investment properties upon transfer from property, plant and equipment			5,964,000		5,964,000		5,964,000
Transactions with owners
Transactions with non-controlling shareholders			(2,613,000)		(2,613,000)	(748,000)	(3,361,000)
Share-based payment			27,515,000		27,515,000		27,515,000
Disposal of a subsidiaries						18,140,000	18,140,000
Deregister of subsidiary			17,000		17,000		17,000
Issuance of shares	157,000		94,009,000		94,166,000		94,166,000
Transaction costs related to issuance of shares			(5,128,000)		(5,128,000)		(5,128,000)
Total transactions with owners	157,000		113,800,000		113,957,000	17,392,000	131,349,000
Balance at the end at Dec. 31, 2022	¥ 626,000	¥ (2,023,000)	¥ 1,028,510,000	¥ (1,140,771,000)	¥ (113,658,000)	¥ (12,222,000)	¥ (125,880,000)